Summary of significant accounting policies (Details 3)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration of risks
Maximum equity interest percentage in Internet content provider business that foreign investors are allowed to own	50.00%
Years of track record required to invest in advertising services industry in the PRC	2 years
Appreciation (Depreciation) of RMB against US$ (as a percent)	(2.40%)	2.90%	1.00%
Consolidated revenues | Customer concentration risk | Affiliated PRC Entities
Concentration of risks
Concentration risk percentage	7.80%	9.20%	13.40%